Fees Summary	Nov. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 459,999,991
Previously Paid Amount	0
Total Fee Amount	70,426
Total Offset Amount	0
Net Fee	$ 70,426